Other Long Term Investments (Details) - USD ($)								1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 15, 2023	Feb. 27, 2023	Dec. 31, 2022	Jul. 01, 2022	Feb. 11, 2021	Dec. 16, 2020	Oct. 12, 2020	Dec. 31, 2020	Oct. 31, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Long Term Investments (Details) [Line Items]
Purchase price							$ 1,800,000
Number of units issued (in Shares)					40,000
Unrealized loss on equity method investment			$ 1,800,000								$ 1,784,000
Long term asset			700,000							$ 100,000	700,000	2,500,000
Company loaned amount			$ 86,000							785,000	86,000	215,000
Compensation expense											$ 3,700,000	$ 10,900,000
Cardinal Ventures Holdings [Member]
Other Long Term Investments (Details) [Line Items]
Purchase price							$ 1,800,000	$ 1,800,000	$ 1,800,000
Cardinal Ventures Holdings [Member] | Common Class A [Member]
Other Long Term Investments (Details) [Line Items]
Number of units issued (in Shares)		599,999						700,000	599,999				599,999
Compensation expense										$ 700,000
Cardinal Ventures Holdings [Member] | Common Class B [Member]
Other Long Term Investments (Details) [Line Items]
Number of units issued (in Shares)						700,000	2,500,000		1,800,000
Capital contribution						$ 700,000		$ 700,000
Subsequent Event [Member] | Cardinal Ventures Holdings [Member] | Common Class A [Member]
Other Long Term Investments (Details) [Line Items]
Number of units issued (in Shares)		599,999
Related Party [Member] | Cardinal Ventures Holdings [Member]
Other Long Term Investments (Details) [Line Items]
Company loaned amount				$ 150,000
Repayments of loan	$ 150,000
Company Loan [Member] | Affiliated Entity [Member] | Cardinal Ventures Holdings [Member]
Other Long Term Investments (Details) [Line Items]
Related party transaction amount				$ 150,000